UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  March 31, 2006

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:	Managing Director
Phone:  	434-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	May 5, 2006

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       64

Form 13F Information Table value total:       $141352



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE      SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS       CUSIP (X$1000)   PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
Aetna Inc.                 COM              00817Y108        6656  135698SH       SOLE                 0       0 135698
AFLAC                      COM              001055102         228    5055SH       SOLE                 0       0   5055
Air Products and Chemicals COM              009158106         215    3200SH       SOLE                 0       0   3200
Allegheny Energy, Inc.     COM              017361106        2180   64583SH       SOLE                 0       0  64583
AmBev ADR                  SPONSORED ADR    20441W203        1708   39915SH       SOLE                 0       0  39915
Amphenol Corp Cl A         CLASS A          032095101        5206  100075SH       SOLE                 0       0 100075
Analog Devices, Inc.       COM              032654105         393   10251SH       SOLE                 0       0  10251
Bank of America CorporationCOM              060505104         435    9558SH       SOLE                 0       0   9558
BB&T Corporation           COM              054937107         347    8848SH       SOLE                 0       0   8848
Berkshire Hathaway B       CLASS B          084670207         247      82SH       SOLE                 0       0     82
BP Amoco                   COM              055622104         314    4551SH       SOLE                 0       0   4551
Capital One Financial Corp.COM              14040H105         301    3737SH       SOLE                 0       0   3737
Casavant Intl Mng Corp     COM              125809996           0   15718SH       SOLE                 0       0  15718
Cerner Corp                COM               156782104       4674   98775SH       SOLE                 0       0  98775
Charles Schwab & Co.       COM              808513105         357   20767SH       SOLE                 0       0  20767
Chevrontexaco Corp         COM               166764100        228    3932SH       SOLE                 0       0   3932
Chicos Fashion Inc         COM               168615102       4576  112605SH       SOLE                 0       0 112605
Coca-Cola Company          COM               191216100        219    5234SH       SOLE                 0       0   5234
Constellation Brands       COM              21036P108        2435   97210SH       SOLE                 0       0  97210
Constellation Energy Group,COM               210371100        237    4325SH       SOLE                 0       0   4325
Covance Inc.               COM               222816100       3902   66625SH       SOLE                 0       0  66625
CVS Corp                   COM               126650100       1599   53755SH       SOLE                 0       0  53755
Dean Foods Co              COM               242370104       2462   63417SH       SOLE                 0       0  63417
Devon Energy Corporation   COM              25179M103        2745   44870SH       SOLE                 0       0  44870
Duke Energy Corporation    COM               264399106       2540   87357SH       SOLE                 0       0  87357
Dun & Bradstreet CorporatioCOM              26483E100        4168   54492SH       SOLE                 0       0  54492
EOG Resources, Inc.        COM              26875P101        4357   60511SH       SOLE                 0       0  60511
Exxon Mobil Corporation    COM              30231G102        2203   36199SH       SOLE                 0       0  36199
First Data Corp.           COM               319963104        295    6301SH       SOLE                 0       0   6301
Franklin Resources Inc     COM               354613101       4497   47870SH       SOLE                 0       0  47870
General Electric Co.       COM               369604103       1083   31149SH       SOLE                 0       0  31149
Horseshoe Gold Mining      COM              44075E107           6   10500SH       SOLE                 0       0  10500
iShares MSCI EAFE Index    COM              464287465         219    3370SH       SOLE                 0       0   3370
iShares Tr S&P Latin AmericCOM               464287390        217    1550SH       SOLE                 0       0   1550
Joy Global Inc             COM               481165108       4239   71105SH       SOLE                 0       0  71105
L-3 Communications Hldgs   COM               502424104       3172   37090SH       SOLE                 0       0  37090
Lehman Brothers Holdings, ICOM               524908100       5841   40519SH       SOLE                 0       0  40519
Metlife, Inc.              COM              59156R108        4040   83521SH       SOLE                 0       0  83521
Minnesota Mining & Mfg     COM               604059105        205    2710SH       SOLE                 0       0   2710
Moodys Corp                COM               615369105        261    3648SH       SOLE                 0       0   3648
Natl Semiconductor Corp    COM               637640103       4251  153258SH       SOLE                 0       0 153258
Netlogic Microsys          COM              64118B100         397    9625SH       SOLE                 0       0   9625
Nordstrom, Inc.            COM               655664100       3759   96169SH       SOLE                 0       0  96169
Nvidia Corp                COM              67066G104        6445  112854SH       SOLE                 0       0 112854
Oshkosh Truck Corp         COM               688239201       3423   55165SH       SOLE                 0       0  55165
PepsiCo, Inc.              COM               713448108        227    3931SH       SOLE                 0       0   3931
Pfizer, Inc.               COM               717081103        204    8182SH       SOLE                 0       0   8182
Praxair, Inc.              COM              74005P104        4348   79051SH       SOLE                 0       0  79051
Procter & Gamble Company   COM               742718109        990   17181SH       SOLE                 0       0  17181
Prudential Financial Inc   COM               744320102       4512   59517SH       SOLE                 0       0  59517
S&P 500 Equal Weighted     COM              78355W106        1436    8140SH       SOLE                 0       0   8140
SPDR Trust                 COM              78462F103        1609   12392SH       SOLE                 0       0  12392
Staples, Inc.              COM               855030102       4357  171113SH       SOLE                 0       0 171113
State Street Corporation   COM               857477103        221    3665SH       SOLE                 0       0   3665
Suncor Energy Inc          COM               867229106       1230   16095SH       SOLE                 0       0  16095
Sunoco, Inc.               COM              86764P109        4091   52865SH       SOLE                 0       0  52865
Target Corporation         COM              87612E106        1422   27350SH       SOLE                 0       0  27350
Trident Microsystems       COM               895919108        310   10679SH       SOLE                 0       0  10679
UnitedHealth Group         COM              91324P102        5509   98621SH       SOLE                 0       0  98621
W.R. Berkley Corp.         COM              084423102        7753  133804SH       SOLE                 0       0 133804
Wachovia Corp.             COM               929903102        733   13085SH       SOLE                 0       0  13085
Walgreen Co.               COM               931422109        218    5063SH       SOLE                 0       0   5063
Wellpoint Inc.             COM              94973H108        4488   58124SH       SOLE                 0       0  58124
Wyeth                      COM               983024100        411    8468SH       SOLE                 0       0   8468